Summary of Significant Accounting Policies - Schedule of Cost Method Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cost Method Investments [Line Items]
Total cost method investments	$ 924,034	$ 903,518
Zhongcang Warehouse Co., Ltd [Member]
Schedule of Cost Method Investments [Line Items]
Total cost method investments	497,218	486,179
Beijing Jiu Yu Ling Jing Technology Co., Ltd. [Member]
Schedule of Cost Method Investments [Line Items]
Total cost method investments	$ 426,816	$ 417,339